Venezuela	12 Months Ended
Sep. 30, 2011
Foreign Currency [Abstract]
Foreign Currency Disclosure [Text Block]
Venezuela

For fiscal 2011, the Company recorded pre-tax expense of $1.8 related to the change in the carrying value of the net monetary assets of its Venezuelan affiliate under highly inflationary accounting. This charge was included in other financing expense, net on the Consolidated Statements of Earnings and Comprehensive Income.

At December 31, 2009, which is the end of our first fiscal quarter of 2010, the Company determined that the exchange rate available in the parallel rate market was the appropriate rate to use for the translation of our Venezuela affiliates' financial statements for the purpose of consolidation based on the facts and circumstances of our business, including the fact that, at the time, the parallel rate market was the then current method used to settle U.S. dollar invoices for newly imported product. As a result, the Company recorded a pre-tax loss, net of the impact of certain settlements and adjustments, primarily as a result of devaluing its U.S. dollar based intercompany payable of approximately $18 in fiscal 2010, which was included in other financing expense, net on the Consolidated Statements of Earnings and Comprehensive Income. The pre-tax loss reflects the higher local currency expected to be required to settle this U.S. dollar based obligation due to the use of the parallel market rate at that time, which was substantially unfavorable to the then official exchange rate. This U.S. dollar intercompany payable was an obligation of our Venezuela affiliate to other Energizer affiliates for costs associated with the importing of goods for resale in Venezuela.

Effective January 1, 2010 and continuing through fiscal 2011, the financial statements for our Venezuela subsidiary are consolidated under the rules governing the translation of financial information in a highly inflationary economy based on the use of the blended National Consumer Price Index in Venezuela. Under GAAP, an economy is considered highly inflationary if the cumulative inflation rate for a three year period meets or exceeds 100 percent. If a subsidiary is considered to be in a highly inflationary economy, the financial statements of the subsidiary must be re-measured into our reporting currency (U.S. dollar) and future exchange gains and losses from the re-measurement of monetary assets and liabilities are reflected in current earnings, rather than exclusively in the equity section of the balance sheet, until such time as the economy is no longer considered highly inflationary. At September 30, 2011, the U.S. dollar value of monetary assets, net of monetary liabilities, which would be subject to an earnings impact from translation rate movements for our Venezuela affiliate under highly inflationary accounting was approximately $39.

On January 8, 2010, the Venezuelan government announced its intention to devalue the Bolivar Fuerte relative to the U.S. dollar. The revised official exchange rate for imported goods considered non-essential moved to an exchange rate of 4.30 to 1 U.S. dollar, which was twice the previous official rate prior to the devaluation. As noted above, the Company determined, prior to this official devaluation, that exchange rates available in the then existing parallel rate market were the appropriate rates to use for the translation of our Venezuela affiliates' financial statements, so this official devaluation action did not result in any further devaluation charges.

In May 2010, the Venezuela government introduced additional exchange controls over securities transactions in the previously mentioned parallel rate market. It established the Central Bank of Venezuela as the only legal intermediary through which parallel rate market transactions can be executed and established government control over the parallel exchange rate, which was set at approximately 5.60 to 1 U.S. dollar at September 30, 2011. At the same time, it significantly reduced the notional amount of transactions that run through this Central Bank controlled, parallel rate market mechanism.

Since foreign exchange is no longer available in the historical parallel rate market, the Company is now using the exchange rate available in the Central Bank-controlled parallel rate market as the translation rate for our Venezuela affiliates' financial statements for the purposes of consolidation, rather than the official exchange rate, as this is the rate at which the Company is obtaining U.S. dollars for the settlement of invoices on new imports. Due to the level of uncertainty in Venezuela, we cannot predict the exchange rate that will ultimately be used to convert our local currency monetary assets to U.S. dollars in the future. As a result, further charges reflecting a less favorable exchange rate outcome are possible.

Our ability to effectively manage sales and profit levels in Venezuela will be impacted by several factors, including the Company's ability to mitigate the effect of any potential future devaluation, further actions of the Venezuelan government, economic conditions in Venezuela, such as inflation and consumer spending, the availability of raw materials, utilities and energy and the future state of exchange controls in Venezuela including the availability of U.S. dollars at the official foreign exchange rate or the Central Bank-controlled parallel rate.